ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GROWTH & INCOME FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 97.2%
CONSUMER DISCRETIONARY 8.2%
Hotels, Restaurants & Leisure 1.4%
International Game Technology	290,000	12,499
Wynn Resorts	65,000	10,241
		22,740
Household Durables 1.1%
Fortune Brands	60,000	4,889
Harman International	70,000	6,056
Lennar, Class A	290,000	6,569
		17,514
Media 2.1%
Cablevision Systems, Class A (1)	325,000	11,355
Time Warner	600,000	11,016
Viacom, Class B (1)	280,000	10,912
		33,283
Multiline Retail 1.0%
Kohl's (1)	270,000	15,479
		15,479
Specialty Retail 2.6%
Bed Bath & Beyond (1)	375,000	12,795
Home Depot	320,000	10,381
TJX	580,000	16,861
		40,037
Total Consumer Discretionary		129,053
CONSUMER STAPLES 8.9%
Beverages 2.2%
Coca-Cola	325,000	18,678
PepsiCo	220,000	16,117
		34,795
Food & Staples Retailing 2.2%
CVS Caremark	390,000	15,456
Wal-Mart	425,000	18,551
		34,007
Food Products 1.3%
General Mills	204,800	11,880
Kraft Foods, Class A	250,000	8,628
		20,508
Household Products 1.3%
Procter & Gamble	290,000	20,399
		20,399
Personal Products 1.4%
Avon	580,000	21,767
		21,767
Tobacco 0.5%
Altria Group	115,000	7,996
		7,996
Total Consumer Staples		139,472
ENERGY 13.8%
Energy Equipment & Services 4.7%
Baker Hughes	290,000	26,207
Schlumberger	326,000	34,230
Smith International	180,000	12,852
		73,289
Oil, Gas & Consumable Fuels 9.1%
CONSOL Energy	450,000	20,970
ExxonMobil	373,000	34,525
Murphy Oil	311,000	21,736
Royal Dutch Shell, ADR, Class A	300,000	24,654
Spectra Energy	385,000	9,425
Sunoco	130,000	9,201
Total, ADR	270,000	21,878
		142,389

Total Energy		215,678
FINANCIALS 17.3%

Capital Markets 4.1%
Ameriprise Financial	175,000	11,044
Franklin Resources	50,000	6,375
Goldman Sachs	40,000	8,670
Invesco (GBP)	648,000	8,739
Merrill Lynch	140,000	9,979
Morgan Stanley	205,000	12,915
State Street	100,000	6,816
		64,538
Commercial Banks 3.3%
Marshall & Ilsley	200,000	8,754
Royal Bank of Scotland (GBP)	1,291,000	13,818
SunTrust	180,000	13,621
U.S. Bancorp	500,000	16,265
		52,458
Diversified Financial Services 2.7%
Citigroup	800,000	37,336
Moody's	90,000	4,536
		41,872
Insurance 5.4%
American International Group	310,000	20,972
Aon	410,000	18,372
Lincoln National	85,000	5,607
MetLife	265,000	18,479
Prudential Financial	90,000	8,782
Willis Group Holdings	300,000	12,282
		84,494
Real Estate Investment Trusts (REITs) 0.9%
Equity Residential, REIT	315,000	13,343
		13,343
Thrifts & Mortgage Finance 0.9%
Countrywide Financial	170,000	3,232
Freddie Mac	190,000	11,212
		14,444
Total Financials		271,149
HEALTH CARE 11.0%
Biotechnology 0.6%
Amgen (1)	160,000	9,051
		9,051
Health Care Equipment & Supplies 3.0%
Baxter International	130,000	7,316
Becton, Dickinson	128,700	10,560
Boston Scientific (1)	300,000	4,185
C.R. Bard	135,000	11,906
Covidien (1)	300,000	12,450
		46,417
Health Care Providers & Services 3.4%
Aetna	380,000	20,623
Express Scripts (1)	265,000	14,792
WellPoint (1)	230,000	18,152
		53,567
Pharmaceuticals 4.0%
Johnson & Johnson	240,000	15,768
Merck	240,000	12,406
Pfizer	471,000	11,506
Teva Pharmaceutical, ADR	330,000	14,675
Wyeth	205,000	9,133
		63,488
Total Health Care		172,523
INDUSTRIALS & BUSINESS SERVICES 13.4%
Air Freight & Logistics 1.6%
Expeditors International of Washington	240,000	11,352
UPS, Class B	180,000	13,518
		24,870
Airlines 1.1%
Southwest Airlines	1,175,000	17,390
		17,390
Commercial Services & Supplies 1.1%
Republic Services	540,000	17,663
		17,663
Industrial Conglomerates 5.2%
3M	190,000	17,780
GE	1,350,000	55,890
Tyco International	175,000	7,760
		81,430
Machinery 4.4%
Danaher	270,000	22,332
Dover	190,000	9,680
Illinois Tool Works	295,000	17,594
ITT	275,000	18,681
		68,287
Total Industrials & Business Services		209,640
INFORMATION TECHNOLOGY 14.2%
Communications Equipment 2.7%
Alcatel-Lucent (EUR)	580,000	5,938
Cisco Systems (1)	314,000	10,397
Juniper Networks (1)	300,000	10,983
LM Ericsson (SEK)	1,215,000	4,841
Motorola	565,000	10,469
		42,628
Computers & Peripherals 1.1%
Dell (1)	625,000	17,250
		17,250
Electronic Equipment & Instruments 0.5%
Tyco Electronics	210,000	7,440
		7,440
Internet Software & Services 1.2%
VeriSign (1)	375,000	12,653
Yahoo! (1)	250,000	6,710
		19,363
IT Services 0.4%
Electronic Data Systems	300,000	6,552
		6,552
Semiconductor & Semiconductor Equipment 4.9%
Analog Devices	300,000	10,848
Applied Materials	434,000	8,984
Intel	950,000	24,567
Marvell Technology Group (1)	715,000	11,705
Maxim Integrated Products	225,000	6,604
Texas Instruments	360,000	13,172
		75,880
Software 3.4%
Adobe Systems (1)	145,000	6,331
Autodesk (1)	250,000	12,492
Microsoft	1,152,000	33,938
		52,761
Total Information Technology		221,874
MATERIALS 1.0%
Metals & Mining 0.6%
Rio Tinto (GBP)	116,000	9,999
		9,999
Paper & Forest Products 0.4%
International Paper	170,000	6,098
		6,098
Total Materials		16,097
TELECOMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 2.1%
AT&T	565,000	23,905
Verizon Communications	200,000	8,856
		32,761
Wireless Telecommunication Services 2.3%
America Movil, ADR, Series L	130,000	8,320
American Tower Systems, Class A (1)	625,000	27,213
		35,533
Total Telecommunication Services		68,294
UTILITIES 5.0%
Electric Utilities 3.1%
Duke Energy	500,000	9,345
Edison International	255,000	14,140
Entergy	118,000	12,778
PPL	250,000	11,575
		47,838
Independent Power Producers & Energy Traders 0.6%
NRG Energy (1)	220,000	9,304
		9,304
Multi-Utilities 1.3%
NiSource	250,000	4,785
Public Service Enterprise	180,000	15,838
		20,623
Total Utilities		77,765

Total Common Stocks (Cost $1,165,571)		1,521,545
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	44,690,108	44,690
Total Short-Term Investments (Cost $44,690)		44,690

Total Investments in Securities
100.0% of Net Assets (Cost $1,210,261)		$1,566,235

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3.
ADR	American Depository Receipts
REIT	Real Estate Investment Trust
EUR	Euro
GBP	British Pound
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth & Income Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth & Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying common stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $1,210,261,000. Net unrealized gain aggregated $355,970,000 at period-end, of which $394,440,000 related to appreciated investments and $38,470,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $2,393,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $44,690,000 and $126,776,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth & Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007